Subsidiaries - Summary of Subsidiaries That Have Material Non-controlling Interests (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Loss Allocated to Non-controlling Interests	$ (268,964)	$ (773,400)
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Loss Allocated to Non-controlling Interests	$ (268,964)	(773,400)
Accumulated Non-controlling interests		$ 300,681